General Information and Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and related Securities and Exchange Commission (“SEC”) rules for interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In our opinion, all adjustments consisting of normal recurring items, necessary for a fair statement of financial position, operating results and cash flows have been included in the unaudited interim condensed consolidated financial statements and related notes. The unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2023 included in our Annual Report on Form 20-F filed with the SEC on March 27, 2024 (the “2023 Annual Report”). The year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results for the six months ended June 30, 2024, are not necessarily indicative of results for the year ending December 31, 2024, or any other future periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its subsidiaries and variable interest entities (“VIE”) for which the Company is a primary beneficiary and are also consolidated (please read Note 14—Variable Interest Entities for additional information). All intercompany accounts and transactions have been eliminated on consolidation.

The results of operations are subject to seasonal and other fluctuations and are therefore not necessarily indicative of results that may otherwise be expected for the entire year.

Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after these financial statements are issued. As part of the assessment, management has considered the following:

•our current financial condition and liquidity sources, including current funds available and forecasted future cash flows;
•the severity and duration of any world events and armed conflicts, including the Russian-Ukraine war, conflicts in the Israel-Gaza region and the potential for broader conflict in the Middle East involving Iran and other nations, and associated repercussions to supply and demand for oil and gas and the economy generally as well as possible effects of trade disruptions;
•environmental regulations such as those affecting vessels' Energy Efficiency Existing Ship Index (“EEXI”); and
•the total capital contributions required for the Terminal Expansion Project (as defined below).
Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
New accounting standards issued as of June 30, 2024 may affect future reporting by Navigator Holdings Ltd. Refer to the Company's 2023 Annual Report for a comprehensive list of accounting pronouncements. There are no other new accounting pronouncements that are expected to have a material impact on the financial reporting by the Company for the six months ended June 30, 2024